Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	May 31, 2025 HKD ($) segment shares	May 31, 2025 USD ($) segment shares	May 31, 2024 HKD ($)	Nov. 30, 2024 HKD ($) shares	Nov. 30, 2024 USD ($) shares	May 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalent	$ 65,883,876			$ 63,535,847		$ 8,402,591
Provision for doubtful accounts	500,000	$ 63,768	$ 1,633,025
Accounts receivable written off				982,061
Impairment of long-lived assets	$ 0			0
Income tax examination likelihood, description	50% likely of being realized on examination	50% likely of being realized on examination
Income tax examination term	7 years	7 years
Penalty for income tax				$ 8,676	$ 1,115
Operating segments (in segment) | segment	1	1
Dilutive shares (in Shares) | shares	0	0		0	0
Compensation limit	$ 800,000	$ 102,029
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	1					1
Provision for doubtful accounts		$ 56,809
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	7.8409					7.8409
Provision for doubtful accounts	$ 500,000			$ 3,890,793
Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s contribution, percentage	5.00%	5.00%
Employee’s contribution	$ 30,000	$ 3,826
Cost incurred	115,221	14,695	$ 90,305
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds	$ 391,056	$ 50,000